CONVERTIBLE AND NON-CONVERTIBLE NOTE AGREEMENTS (Tables)	12 Months Ended
Jun. 30, 2012
Convertible and Non-Convertible Note Agreements [Abstract]
Schedule of Debt

A summary of notes payable and related discounts as of June 30, 2012 is as follows:

	Principal	Unamortized Discount	Debt, Net of Discount
Third parties
Convertible notes payable	$107,625	$(33,411)	$74,214
Less current portion	107,625	(33,411)	74,214
Convertible notes payable, net of current portion	$-	$-	$-

Related parties
Convertible notes payable	$1,907,354	$(126,641)	$1,780,713
Notes payable	84,380	-	84,380
	1,991,734	(126,641)	1,865,093
Less current portion	494,251	(126,641)	367,610
Convertible and non-convertible note payable, net of current portion	$1,497,483	$-	$1,497,483